Borrowings (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Borrowings

Our borrowings as of March 31, 2021 and December 31, 2020 consisted of the following (in thousands):

Type of Borrowing	Maturity	Interest rate	March 31, 2021	December 31, 2020
Senior Unsecured Notes:
Senior unsecured notes (issued at 99.322% of par)	9/2023	0.75%	$1,000,000	$1,000,000
Senior unsecured notes (issued at 98.875% of par)	9/2025	1.20%	1,000,000	1,000,000
Senior unsecured notes (issued at 98.284% of par)	9/2027	1.75%	1,000,000	1,000,000
Senior unsecured notes (issued at 97.760% of par)	9/2030	2.20%	1,000,000	1,000,000
Senior unsecured notes (issued at 95.556% of par)	9/2040	3.30%	1,000,000	1,000,000
Senior unsecured notes (issued at 95.306% of par)	9/2050	3.55%	1,000,000	1,000,000
Senior Unsecured Revolving Credit Facility			—	—
Unamortized debt discount and issuance costs			(178,928)	(183,416)

Total debt carrying value			5,821,072	5,816,584
Less: Current portion of long-term debt			—	—

Total long-term debt			$5,821,072	$5,816,584

Our borrowings at December 31, 2020 and 2019 consisted of the following (in thousands):

Type of Borrowing	Maturity	Interest rate	December 31, 2020	December 31, 2019
Senior Unsecured Notes:
Senior unsecured notes (issued at 99.322% of par)	9/2023	0.75%	$1,000,000	$—
Senior unsecured notes (issued at 98.875% of par)	9/2025	1.20%	1,000,000	—
Senior unsecured notes (issued at 98.284% of par)	9/2027	1.75%	1,000,000	—
Senior unsecured notes (issued at 97.760% of par)	9/2030	2.20%	1,000,000	—
Senior unsecured notes (issued at 95.556% of par)	9/2040	3.30%	1,000,000	—
Senior unsecured notes (issued at 95.306% of par)	9/2050	3.55%	1,000,000	—
Senior Unsecured Revolving Credit Facility	—	—
RPIFT Senior Secured Credit Facilities (1):
Term Loan B Facility	(2)	LIBOR + 200 bps	—	4,123,000
Term Loan A Facility	(2)	LIBOR + 150 bps	—	2,150,000
Unamortized debt discount and issuance costs			(183,416)	(34,878)

Total debt carrying value			5,816,584	6,238,122
Less: Current portion of long-term debt			—	(281,984)

Total long-term debt			$5,816,584	$5,956,138

(1)	The carrying value of our senior secured term loans, including the current portion, approximates its fair value and represented a Level 2 liability within the fair value hierarchy.
(2)

In February 2020, the outstanding principal amounts of our Prior Credit Facility (as defined below) were repaid in full with net proceeds from our senior secured credit facilities which we subsequently repaid in full in September 2020 with net proceeds from the Notes (as defined below) and available cash on hand.

Schedule of Repayments of Debt by Year

The future principal payments for our borrowings as of March 31, 2021 over the next five years and thereafter are as follows (in thousands):

Year	Principal Payments
Remainder of 2021	$—
2022	—
2023	1,000,000
2024	—
2025	1,000,000
Thereafter	4,000,000

Total (1)	$6,000,000

(1)

Excludes unamortized discount and loan issuance costs on long-term debt of $178.9 million as of March 31, 2021, which are amortized through interest expense over the remaining life of the underlying debt obligations.

The future principal payments for our borrowings as of December 31, 2020 over the next five years and thereafter are as follows (in thousands):

Year	Principal Payments
2021	$—
2022	—
2023	1,000,000
2024	—
2025	1,000,000
Thereafter	4,000,000

Total (1)	$6,000,000

(1)

Excludes unamortized discount and loan issuance costs on long-term debt of $183.4 million as of December 31, 2020, which are amortized through interest expense over the remaining life of the underlying debt obligations.